Subsequent Events (Details Narrative) - Subsequent Event [Member] - shares	Feb. 06, 2018	Feb. 06, 2017
US VR Sub. [Member]
Ownership percentage		100.00%
Hero Central Dot Com Sdn Bhd [Member]
Ownership percentage		100.00%
Series A Preferred Stock [Member]
Number of shares issued	121,058,863
Common Stock [Member]
Number of shares issued	126,000,041
Reverse merger, description	The financial statements filed with the Securities and Exchange Commission after the reverse merger (recapitalization) will be those of the accounting acquirer given the effect of the issuance of 126,000,041 shares of common stock and 121,058,863 shares of Series A preferred stock upon completion of the transaction.